Consolidated Statements of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 706.9	$ 517.7	$ 481.1
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	(3.6)	2.8	(2.6)
Reclassification adjustment for gains (losses) included in net earnings	6.3	(1.5)	4.2
Unrealized gain (loss) on investments and derivatives, net	2.7	1.3	1.6
Foreign currency translation adjustments	(107.8)	(62.2)	(15.2)
Minimum pension liability adjustments	(9.9)	(1.6)	(5.1)
Other comprehensive earnings (loss), before tax	(115.0)	(62.5)	(18.7)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(6.7)	(5.5)	(1.7)
Other comprehensive earnings (loss), net of tax	(108.3)	(57.0)	(17.0)
Comprehensive earnings	598.6	460.7	464.1
Net (earnings) loss attributable to noncontrolling interest	(27.8)	(24.6)	(19.9)
Other comprehensive (earnings) losses attributable to noncontrolling interest	11.0	17.1	10.7
Comprehensive earnings attributable to FIS common stockholders	$ 581.8	$ 453.2	$ 454.9